Common Stock and Senior Convertible Preferred Stock	12 Months Ended
Dec. 31, 2011
Common Stock and Senior Convertible Preferred Stock [Abstract]
Common Stock and Senior Convertible Preferred Stock

16. Common Stock and Senior Convertible Preferred Stock

Changes in senior convertible preferred stock, common stock and treasury stock for the three years ended December 31, 2011 are as follows:

	Year Ended December 31,
	2011	2010	2009
(Shares in thousands)
Senior Convertible Preferred Stock:
Balance at beginning and end of year	0	0	0

Common Stock:
Balance at beginning of year	21,278	21,124	21,097
Issued for employee stock plans	31	154	27

Balance at end of year	21,309	21,278	21,124

Treasury Stock:
Balance at beginning of year	(700)	(669)	(669)
Shares repurchased	(6)	(31)	0

Balance at end of year	(706)	(700)	(669)